INCOME TAXES - Schedule of Reconciliation between statutory and effective income tax (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Profit before tax		$ 198	$ 347	$ 346
Income tax expense at statutory tax rate 2025: 9% (2024/2023: 25.8%)		(18)	(90)	(89)
Different tax rates in different jurisdictions		(44)	27	27
Excess of fair value of consideration over Cohen Circle’s net assets (IFRS 2 charge for listing service)	$ 162	162	0	0
Withholding tax		(1)	0	0
Non-deductible expenses		(4)	(1)	(3)
Other		(7)	0	0
Income tax expense		$ (74)	$ (64)	$ (65)
Effective tax rate		37.40%	18.40%	18.80%
United Arab Emirates
Income taxes
Different tax rates in different jurisdictions		$ (15)